UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22829

TCG Financial Series Trust IV

 (Exact name of registrant as specified in charter)

c/o TCG Financial Services, LLC

110 Merrick Way, Suite 2A, Coral Gables, FL 33134

(Address of Principal Executive Offices) (Zip Code)

c/o TCG Financial Services, LLC

110 Merrick Way, Suite 2A, Coral Gables, FL 33134

(Name and Address of Agent for Service)

Copies to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

(856) 374-1744

Registrant’s Telephone Number, including Area Code: (305) 461-6090

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

TCG Liquidity Plus Government

Money Market Fund

Institutional Class (LPIXX)

December 31, 2014

(UNAUDITED)

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Principal Amount		Value

BANK OBLIGATIONS - 98.86%
2,500	American Enterprise Bank of Florida, 0.40%, 1/1/2015 *	$ 2,500
90,164	Banesco, 0.50%, 1/1/2015 *	90,164
10,006	Bank of Coral Gables, 0.20%, 1/1/2015	10,006
2,501	Bank of the Ozarks, 0.10%, 1/1/2015 *	2,501
100,178	BankUnited, FSB, 0.75%, 1/1/2015 *	100,178
4,989	BBVA Compass, 0.09%, 1/1/2015	4,989
2,501	C1 Bank, 0.10%, 1/1/2015 *	2,501
1,000	City National Bank, 0.40%, 1/1/2015 *	1,000
2,500	Coastal Community Bank, 0.15%, 1/1/2015 *	2,500
1,000	Commercial Bank of California, 0.29%, 1/1/2015 *	1,000
25,037	Doral Bank, 0.83%, 1/1/2015 *	25,037
1,000	Encore Bank N.A., 0.05%, 1/1/2015 *	1,000
2,501	Enterprise Bank and Trust, 0.35%, 1/1/2015 *	2,501
10,012	EverBank, 0.46%, 1/1/2015 *	10,012
2,500	First Capital Bank of Kentucky, 0.35%, 1/1/2015 *	2,500
46,062	First City Bank of Commerce, 0.75%, 1/1/2015 *	46,062
2,500	First Foundation Bank, 0.10%, 1/1/2015 *	2,500
5,009	First Internet Bank of Indiana, 0.60%, 1/1/2015 *	5,009
2,501	FirstBank Florida, 0.30%, 1/1/2015 *	2,501
2,500	Flagler Bank, 0.10%, 1/1/2015 *	2,500
5,007	Floridian Community Bank, 0.38%, 1/1/2015 *	5,007
10,004	Marquis Bank, 0.05%, 1/1/2015 *	10,004
26,012	Metropolitan Commercial Bank, 0.60%, 1/1/2015 *	26,012
5,008	NexBank, SSB, 0.50%, 1/1/2015 *	5,008
2,500	Ocean Bank, 0.40%, 1/1/2015 *	2,500
10,002	One West Bank N.A., 0.05%, 1/1/2015 *	10,002
5,004	Pacific National Bank, 0.90%, 1/1/2015 *	5,004
2,500	PanAmerican Bank, 0.29%, 1/1/2015 *	2,500
2,501	Post Oak Bank, 0.35%, 1/1/2015 *	2,501
100,170	Professional Bank, 0.90%, 1/1/2015 *	100,170
995	Quantum National Bank, 0.10%, 1/1/2015 *	995
1,000	RiverBend Bank, 0.30%, 1/1/2015 *	1,000
2,500	Santander Bank N.A., 0.20%, 1/1/2015 *	2,500
2,500	TD Bank, 0.50%, 1/1/2015 *	2,500
2,501	Wolverine Bank, 0.35%, 1/1/2015 *	2,501
TOTAL FOR BANK OBLIGATIONS (Cost $495,165) - 98.86%		$ 495,165

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at December 31, 2014. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

The accompanying notes are an integral part of these financial statements.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

Principal Amount		Value

SHORT TERM INVESTMENT - 1.25%
6,269	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	$ 6,269
TOTAL FOR SHORT TERM INVESTMENT (Cost $6,269) - 1.25%		$ 6,269

TOTAL INVESTMENTS (Cost $501,434) - 100.11%		$ 501,434

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%		(710)

NET ASSETS - 100.00%		$ 500,724

** Variable Rate Security, the coupon rate shown represents the 7-day yield at December 31, 2014.

The accompanying notes are an integral part of these financial statements.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2014 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $501,434)	$ 501,434
Receivables:
Interest	319
Prepaid Expenses	3
Total Assets	501,756
Liabilities:
Payables:
Advisory Fees	653
Due to Custodian	5
Accrued Expenses	374
Total Liabilities	1,032
Net Assets	$ 500,724

Net Assets Consist of:
Paid In Capital	$ 500,724
Net Assets	$ 500,724

Institutional Class Shares:
Net Assets	$ 500,724
Shares Outstanding (Unlimited number of shares authorized without par value)	500,724
Net Asset Value	$ 1.00

The accompanying notes are an integral part of these financial statements.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the period(a) ended December 31, 2014 (UNAUDITED)

Investment Income:
Interest Income	$ 1,004
Total Investment Income	1,004

Expenses:
Advisory	902
Custody	101
Legal	1,966
NASDAQ Fees	255
Printing & Mailing	5
Transfer Agent	1,795
Total Expenses	5,024
Fees Waived and Reimbursed by the Advisor	(4,649)
Net Expenses	375

Net Investment Income	$ 629

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	-
Net Change in Unrealized Appreciation on Investments	-
Net Realized and Unrealized Gain on Investments	-

Net Increase in Net Assets Resulting from Operations	$ 629

(a)  The Fund commenced investment operations on July 3, 2014.

The accompanying notes are an integral part of these financial statements.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Period Ended	(a)
	12/31/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 629
Net Realized Gain on Investments	-
Change in Unrealized Appreciation on Investments	-
Net Increase in Net Assets Resulting from Operations	629

Distributions to Shareholders:
Net Investment Income	(629)
Total Dividends and Distributions Paid to Shareholders	(629)

Capital Share Transactions	500,724

Total Increase in Net Assets	500,724

Net Assets:
Beginning of Period	-

End of Period (including accumulated undistributed net investment
income of $0)	$ 500,724

(a)  The Fund commenced investment operations on July 3, 2014.

The accompanying notes are an integral part of these financial statements.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	12/31/2014

Net Asset Value, at Beginning of Period	$ 1.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)
Net Realized and Unrealized Gain on Investments	0.00
Total from Investment Operations	0.00

Distributions:
Net Investment Income	0.00	(d)
Total from Distributions	0.00

Net Asset Value, at End of Period	$ 1.00

Total Return **	0.13%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	3.14%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.51)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	0.23%	(b)
Ratio of Net Investment Income to Average Net Assets	0.39%	(b)
Portfolio Turnover	0.00%	(c)

(a)  The Fund commenced investment operations on July 3, 2014.

(b) Annualized

(c) Not Annualized

(d) Amount is less than $0.005

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014 (UNAUDITED)

1.  ORGANIZATION

The TCG Financial Series Trust IV (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG Liquidity Plus Government Money Market Fund (the “Fund”) is a separate diversified series of the Trust.  There are currently no other series (or funds) in the Trust; however, additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.  Currently, the only class active is the Institutional Class shares.

The investment objective of the TCG Liquidity Plus Government Money Market Fund is to achieve preservation of capital, current income, liquidity and stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Investments:  The Fund seeks to achieve its objective by investing exclusively in a diversified portfolio made up only of short term U.S. Government securities and bank deposits with maturities of not more than 397 days, including variable rate instruments and repurchase agreements with regard to such obligations.

The Deposits held in the Fund’s portfolio will be limited to accounts with Federal Deposit Insurance Corporation (FDIC) insured banks or savings and loan associations which are backed by the full faith and credit of the U. S. Government.  Further, each Deposit will not exceed the FDIC’s standard insurance amount limit which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each Deposit.  Accordingly, because each of the Fund’s deposits will fall within these FDIC amount limits, the entire amount of each of the Fund’s Deposit will be fully insured by the FDIC.

The Fund’s Adviser will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity (WAN) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends quarterly and net capital gains annually. The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period July 3, 2014 (commencement of investment operations) through December 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  Dividends from net investment income will be declared daily and paid monthly, if any.  Net realized capital gains, if any, will be distributed annually.  Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities.

Net Asset Value Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

3.  SECURITY VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.  The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short-term Notes (bank obligations). Short-term notes held by the Fund, except Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities.  When valued at last sales price, the securities will be categorized as Level 1.  When using bid prices or yield equivalents, they will be categorized as Level 2.  When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as Level 2.

The following table summarizes the inputs used to value the Fund's assets measured at fair value as of December 31, 2014:

Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Bank Obligations	$ -	$ 495,165	$ -	$ 495,165
Short-Term Investment	6,269	-	-	6,269
	$ 6,269	$ 495,165	$ -	$ 501,434

There were no significant transfers into or out of Level 3 during the period July 3, 2014 (commencement of investment operations) through December 31, 2014. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.  The Fund did not hold any derivative instruments at any time during the period July 3, 2014 (commencement of investment operations) through December 31, 2014.

4.  MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

TCG Financial Services, LLC (the “Adviser) has been retained by the Fund under Management Agreements to act as the Fund’s Adviser, subject to the authority of the Board of Trustees.  The Management Agreement provides that the Adviser will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund.  The Adviser is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Management Agreement, the Adviser manages the investment of the assets of the Fund in conformity with the investment objectives and policies of the Fund. It is the responsibility of the Adviser to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund. The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.60% of the Fund’s average daily net assets.  For the period July 3, 2014 (commencement of investment operations) through August 25, 2014 the investment management fee was 0.35% of the Fund’s average daily net assets. Effective August 25, 2014, the Board of Trustees approved a change to the management fee to be increased to 0.60% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s Shareholder Servicing Plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)).  For the period July 3, 2014 (commencement of investment operations) through August 25, 2014 the expense limitation was a percentage of daily net assets to 0.20% (Institutional Shares), 0.25% (Service Shares), 0.30% (Investor A Shares), 0.35% (Investor B Shares), 0.40% (Investor C Shares) until August 1, 2015.  Effective August 25, 2014 the Board of Trustees approved a change to the expense limitation to be increased to 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) of the Fund’s average daily net assets until September 1, 2015. While the Fund considers “non-routine expenses” to include, but not limited to, any reimbursement payments made by the Fund to the investment adviser of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment adviser in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Adviser has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to the Adviser in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The agreement may be terminated upon ninety (90) days’ written notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

For the period July 3, 2014 (commencement of investment operations) through December 31, 2014, the Adviser earned $902 pursuant to the Management Agreement.  For the period July 3, 2014 (commencement of investment operations) through December 31, 2014, the Adviser waived $4,649 in expenses pursuant to the Expense Limitation Agreement.  At December 31, 2014, the Fund owed the Adviser $653 for advisory fees.

5.  ORGANIZATION AND OFFERING COSTS

The Adviser has agreed to pay the organizational and initial offering costs of the Fund. The organizational and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, the Fund’s financials statements will not reflect these organizational and offering costs.

6.  DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through June 1, 2015.

7.  CAPITAL SHARE TRANSACTIONS

The Board of Trustees is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.  As of December 31, 2014, paid-in-capital totaled $500,724.

The following is a summary of capital share activity for the period July 3, 2014 (commencement of investment operations) through December 31, 2014:

	Period Ended December 31, 2014
	Shares	Amount
Shares Sold	504,245	$ 504,245
Shares issued in reinvestment of distributions	629	629
Shares redeemed	(4,150)	(4,150)
Net Increase	500,724	$ 500,724

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of December 31, 2014, Charity Deposit Corp., for the benefit of its customers owned, in aggregate, approximately 99.98% of the voting securities of the Fund, and may be deemed to control the respective Fund.

9.  NEW ACCOUNTING PRONOUNCEMENT

In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to- maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

10.  MONEY MARKET FUND REFORM

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market funds and institutional tax exempt money market funds as well as will provide for redemption fees and gates under certain circumstances.  Management has determined that it is in the best interest of the Fund to immediately amend its investment strategies so as to bring the Fund into compliance with the new regulations.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2014 (UNAUDITED)

Expense Example

As a shareholder of the TCG Liquidity Plus Government Money Market Fund (the "Fund"), you incur ongoing costs which typically consist of management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2014 through December 31, 2014.  Also, the Example is based on the actual period July 3, 2014 (commencement of investment operations) through December 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2014	December 31, 2014	July 1, 2014 to December 31, 2014

Actual	$1,000.00	$1,001.26	$1.16
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,024.05	$1.17

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 3, 2014 **	December 31, 2014	July 3, 2014 to December 31, 2014

Actual	$1,000.00	$1,001.26	$1.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,023.78	$1.16

* Expenses are equal to the Fund's annualized expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the actual period).

** Commencement of investment operations.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2014 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-494-2755 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-494-2755 to request a copy of the SAI or to make shareholder inquiries.

APPROVAL OF MANAGEMENT AGREEMENT

In connection with the organizational meeting of the Board of Trustees (the “Board”) of TCG Financial Series Trust IV (the “Trust”), held on May 23, 2014 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and TCG Financial Services, LLC (the “Adviser”), on behalf of the TCG Liquidity Plus Government Money Market Fund (the “Fund”).  The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a Fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the Fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.

In its consideration of the Agreement, the Board, including the Independent Trustees, while it did not identify any single factor as all-important or controlling, it did consider numerous factors including, without limitation, information about the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the proposed Expense Limitation Agreement; the Adviser’s history and experience; and the effect growth of assets of the Fund would have on the Fund’s advisory fees and expense ratio.  To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Management Services Agreement and the Expense Limitation Agreement, its business, its Form ADV, its experience, its financial strength and capabilities, its personnel, and the proposed services to the Fund, and other information provided to the Board from the Advisor (the “Advisor Memo”).

Nature, Extent and Quality of Services.  At the Meeting, the Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund.  The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategy and the Adviser’s experience in the securities industry.  The Adviser’s representative discussed plans for monitoring compliance with the Fund’s investment limitations.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Agreement.

Performance of the Adviser.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the performance of the Adviser’s separately managed accounts, and reviewed its prior performance results.  The Trustees concluded that the Adviser had the experience to deliver satisfactory investment performance for the Fund. In particular, the Adviser described to the Board the Adviser’s experience actively managing separate accounts for over five (5) years and in particular its experience investing in FDIC insured instruments.  The Board discussed with the Adviser the investment objective and strategy for the Fund, and the Adviser’s plans for implementing the Fund.  The Board considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for the Fund.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by advisers to a peer group of Funds.  The Board discussed the contractual arrangement by which the Adviser agreed to pay all Fund expenses as set forth in the agreement under a unitary fee arrangement.  The Board also considered the Advisor’s proposed expense cap through the Expense Limitation Agreement.  The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

under the Expense Limitation Agreement.  The Board also considered that, giving effect to the Expense Limitation Agreement, Fund’s expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors.  The Board also considered the Advisor’s vast contacts in the institutional investor market and the depth of the Advisor’s knowledge working with FDIC products.  It was the consensus of the Board that, based on the nature of the Fund’s investments in related securities, and the Adviser’s unique experience and expertise in these types of investments and the fees charged by the Adviser to its privately managed accounts, the proposed management fee was reasonable.

Profitability. The Trustees discussed with the Adviser the expected profits to be realized by the Adviser based on expected asset levels, taking into consideration other benefits to the Adviser, such as the Rule 12b-1 fees which may be paid to the Adviser when approved.  It was the consensus of the Trustees that the Adviser would not be overly profited based on initial estimates of costs and asset levels.

Economies of Scale. The Trustees concluded that, based on expected asset levels, the benefits derived from economies of scale were not relevant considerations at this time.

Conclusion. Having requested and received such information from the Adviser which the Board believed to be reasonably necessary in order to evaluate the terms of the proposed Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable, and unanimously approved the proposed Management Agreement.

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Gregory Schein 2915 Emathla Street Miami, Florida 33133 [DOB: 07/31/1971]	Trustee	Since Inception	From 2007 to present, Mr. Schein has been the managing director of “SFP Holdings.”	Ten (10)	None
Francisco Torres de Navarra 5835 SW 81st Street South Miami, Florida 33143 [DOB: 11/27/1963]	Trustee	Since Inception	From 1986 to present, Mr. Torres de Navarra has been owner of Serrot, Inc., an insurance brokerage company. Also, from 2005 to present he has been a healthcare consultant at Selden Beattie.	Ten (10)	None

TCG LIQUIDITY PLUS GOVERNMENT

MONEY MARKET FUND

TRUSTEES AND OFFICERS (CONTINUED)

DECEMBER 31, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Interested Trustee* and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jorge H. Coloma 110 Merrick Way, Suite 2A Coral Gables, Florida 33134 [DOB: 10/07/1944]	Trustee	Since Inception	From 2003 until 2008, Mr. Coloma was the managing director of “Insured Deposits Conduit, LLC.” Mr. Coloma joined the Advisor on September 10, 2010.	Ten (10)	None.
Charles R. Ropka, Esq. 215 Fries Mill Road Turnersville, NJ 08012 [DOB: 10/21/1963]	Secretary	Since Inception	Attorney-at-law- Law Office of C. Richard Ropka, LLC, Rabil, Ropka, Kingett & Stewart, LLC	Ten (10)	None.
Daniel Rangel 2111 SW 84th Avenue Miami, Florida 33155 [DOB: 10/01/1973]	Assistant Treasurer	Since Inception	Airline pilot for Gulfstream Int’l Airline from 2005 to 2011, Shuttle America in 2012 and Miami Air International from 2013 to present.	Ten (10)	None.
Eduardo A. Coloma 18895 SW 212th Street Miami, Florida 33187 [DOB: 01/19/1943]	Chief Compliance Officer	Since Inception	None – retired.	Ten (10)	None.
Vivian M. Coloma 8495 SW 141st. Street Palmetto Bay, Florida 33158	President	Since Inception	VP of Correspondent Banking Indeco Conduit 2001 – August 2010	Ten (10)	None.

* The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of the Funds’ advisor.

For the period July 3, 2014 (commencement of investment operations) through December 31, 2014, the Trustees did not receive any compensation.

Investment Advisor

TCG Financial Services, LLC

110 Merrick Way, Suite #2A

Coral Gables, FL 33134

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

Custodian

The Huntington Bank, N.A.

41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust IV

By: /s/ Jorge H. Coloma

Jorge H. Coloma

Trustee

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jorge H. Coloma

Jorge H. Coloma

Trustee

Date: March 10, 2015